Changes in the main accounting policies and disclosures	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Changes in the main accounting policies and disclosures

5	Changes in the main accounting policies and disclosures
(a)	New standards and amendments – applicable as of January 1, 2023 or thereafter

There were some new standards and amendments effective for annual periods commencing on January 1, 2023. The adoption of these new standards and amendments did not have a material impact on the Company’s financial statements, except for the amendment for IAS 12, which additional disclosures are required and effective for the Company’s December 31, 2023 financial statements.

IAS 12 – Income taxes

Main aspects introduced by the amendments.

On 23 May 2023, the IASB issued an amendments to IAS 12. The amendments provide a temporary exception from the requirement to recognise and disclose deferred taxes arising from enacted or substantively enacted tax law that implements the Pillar Two model rules published by the Organisation for Economic Co-operation and Development (OECD), including tax law that implements qualifying domestic minimum top-up tax (QDMTT) described in those rules.

The amendments to IAS 12 made narrow-scope amendments to IAS 12 to (a) provide a temporary exception from accounting for deferred taxes arising from legislation enacted to implement OECD’s Pillar Two model rules, and (b) introduce additional disclosure requirements.

The mandatory temporary exception – the use of which is required to be disclosed – applies immediately. The remaining disclosure requirements apply for annual reporting periods beginning on or after 1 January 2023, but not for any interim periods ending on or before 31 December 2023.

Impacts of adoption

The amendments require an entity to provide disclosure on expected impacts, which is presented at note 11(e).

(b)	Amendments early adopted

The Company early adopted the following amendment, which has been issued but is not yet effective. Additionally, it has not early adopted any other standards, interpretations, or amendments that have been issued but are not yet effective, and it does not anticipate that the adoption of any of them will materially impact the Company’s financial statements:

IAS 7 – “Statement of Cash Flow” and IFRS 7 - "Financial Instruments: Disclosure"

The amendments are effective for years starting January 1, 2024, and allow early adoption permitted by IFRS. To enhance transparency in confirming payable operations, the Company opted for IFRS 7 and IAS 7 early adoption according to note 26.

Main aspects introduced by the amendments.

On May 25, 2023, the IASB issued the final amendments to IAS 7 and IFRS 7 which addresses the disclosure requirements to improve transparency regarding supplier finance arrangements and their impact on a company’s liabilities, cash flows and exposure to liquidity risk.

Transition method

The Company will early apply IAS 7 and IFRS 7 amendments starting on December 31, 2023, using the simplified transition approach. There will be not restatement of comparative periods for the years preceding the adoption, in accordance with the reliefs available during the initial adoption.

Impacts of adoption

The amendments require an entity to provide information about the impact of supplier finance arrangements on liabilities and cash flows, including:

- Terms and conditions of the supplier finance arrangements.

- The carrying amounts of supplier finance arrangement financial liabilities and the line items in which those liabilities are presented;

- The carrying amounts of financial liabilities and the line items, for which the finance providers have already settled the corresponding trade payables;

- The range of payment due dates for financial liabilities owed to the finance providers and for comparable trade payables that are not part of those arrangements;

- The type and effect of non-cash changes in the carrying amounts of supplier finance arrangement financial liabilities, which prevent the carrying amounts of the financial liabilities from being comparable.

(c)	Critical estimates, assumptions and judgments

The preparation of the Company’s consolidated financial statements requires the use of estimates, assumptions and judgments that affect the reported amounts of revenues, expenses, assets and liabilities, the accompanying disclosures, and the disclosure of contingent liabilities at the date of the consolidated financial statements. Critical estimates, assumptions and judgments, by definition, will seldom equal the actual results and are continually evaluated to reflect changing expectations about future events. Management also needs to exercise judgment in applying the Company’s accounting policies.

This note provides an overview of the areas that involve a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong due to their uncertainty. Detailed information about each of these estimates, assumptions and judgments is included in other notes together with information about the basis of calculation for each affected item in the financial statements.

The critical accounting estimates, assumptions and judgments applied by the Company in the preparation of these financial statements are as follows:

•	estimation of current and deferred income taxes – note 11
•	estimation of fair value of financial instruments – note 14
•	estimation of impairment of trade accounts receivables – note 17
•	estimation of the net realizable value of inventories – note 18
•	estimation of quantification of mineral reserves and resources for useful life calculation – note 22
•	estimation of dams, asset retirement and environmental obligations – note 27
•	estimation of provisions for legal claims – note 28
•	estimation of contractual obligations – note 29
•	estimation of impairment of long-lived assets – note 31

Estimates, assumptions and judgments are continuously evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Company and that are believed to be reasonable under the circumstances.

Among others, the Company has considered the effects of the Environmental, Social and Governance (“ESG”) commitments when making its critical estimates, assumptions and judgments based on the updated long-term ESG commitments. Events and changes in circumstances arising after December 31, 2023, will be reflected in management’s estimates for future periods, as well as the effective disbursements will be capitalized or expensed, depending on its nature and function, in the period in which they are incurred.